SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
32.	SUBSEQUENT EVENTS
32.1	Interim dividends

On January 7, 2022, through a notice to shareholders,  it was approved the distribution of dividends by the Company in the total amount of BRL 1,000,000, at the ratio of BRL 0.741168104 per Company share, considering the number of “ex-treasury” shares on the present date, declared “ad referendum” of the General Meeting that approves the accounts for the fiscal year ended December 31, 2021, to the balance of retained earnings ascertained in the 3rd trimester of 2021 and in compliance with the net income calculated on the semi-annual balance sheet dated June 30, 2022, even after the resolution at the Company’s Extraordinary General Meeting, held on October 25, 2021, which approved the full offsetting of the Company’s accumulated losses, through partial deduction of the balance of retained earnings. Interim dividends will be allocated to the mandatory minimum dividend for the fiscal year ended December 31, 2021.

The payment of interim dividends was made on January 27, 2022, in national currency. There was no monetary restatement or incidence of interest between the dividend declaration date and the effective payment date.

Dividends are exempt from Income Tax, in accordance with the current legislation.

32.2	Hired a credit line

On February 8, 2022, the Company hired a credit line (“Revolver Credit Facility”), increasing the total available in revolving credit lines from US$500,000 to US$1,275,000. Regarding to the amount hired, US$100,000 is available until February 2024, this remaining amount of the line already in force since February 2019, in the original amount of US$500,000 (Note 4.2). The additional amount of US$1,175,000 is available until February 2027 and has the same financial costs as the line in force until February 2024.